RELATED PARTY TRANSACTIONS	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2023
RELATED PARTY TRANSACTIONS

NOTE 16 – RELATED PARTY TRANSACTIONS

Due To/From Related Parties

Stingray

Stingray Group, Inc. (“Stingray”) is an existing shareholder with board representation. The Company has a music subscription sharing agreement with Stingray. For the three months ended September 30, 2024, and 2023, the amounts earned from the subscription agreement were approximately $218,000 and $156,000, respectively. For the nine months ended September 30, 2024, and 2023, the amounts earned from the subscription agreement were approximately $567,000 and $550,000, respectively. These amounts were included as a component of net sales in the accompanying condensed consolidated statements of operations. On September 30, 2024, the Company had approximately $157,000 due from Stingray. On December 31, 2023, the Company had approximately $269,000 due from Stingray for music subscription reimbursement.

SMCB

The Company determined that SMCB is a VIE as the Company provides financial support to SMCB. While not contractually obligated, SMCB currently relies on our reimbursement of certain costs under a Services Agreement (“MSA”) whereby SMCB agree to provide IT software development services to support SemiCab’s US operations. In exchange, under the MSA, the Company grants intellectual property rights to SMCB to use the software platform in India. Compensation for services is invoiced and paid on a monthly or quarterly basis as agreed by both parties, with rates subject to periodic review and revision. As a result of this relationship SMCB has been determined to be a VIE.

Pursuant to the asset acquisition agreement of SemiCab, the Company entered into an option agreement granting the right to acquire all of the issued and outstanding capital securities of SMCB, however the option agreement expired on August 31, 2024 unexercised.

The Company further determined that it is not the primary beneficiary of SMCB as the Company does not have the power to direct or control SMCB’s significant activities related to its business. Accordingly, the Company has not consolidated SMCB’s results of operations and financial position in the accompanying condensed consolidated financials presented for this period.

As of September 30, 2024, the Company has advanced approximately $776,000 to SMCB for estimated prepaid services to be provided by SMCB in accordance with the MSA which are a component of prepaid expenses and other current assets on the accompanying condensed consolidated balance sheets. During the three months ended September 30, 2024, the Company incurred approximately $422,000 in software support services under the MSA.

NOTE 19 – RELATED PARTY TRANSACTIONS

Financing

On November 20, 2023, the Company the Company entered into an agreement to sell $2,000,000 in common stock through a private placement of common stock (the “Private Placement”). The Private Placement was completed with two Affiliates, (Stingray Group, Inc. and Jay Foreman), both of which were existing shareholders with Board representation (See Note 13 – November 2023 Private Placement).

Due To/From Related Parties

The Company has a music subscription sharing agreement with Stingray. For the transition year ended December 31, 2023, and 2022, the Company received music subscription revenue of approximately $600,000 and $500,000, respectively. For the fiscal years ended March 31, 2023, and 2022, this amount was approximately $700,000 and $500,000, respectively. This amount was included as a component of net sales in the accompanying consolidated statements of operations.

On December 31, 2023, and March 31, 2023, the Company had approximately $269,000 and $218,000, respectively, due from Stingray for music subscription reimbursement.

At March 31, 2023, the Company had travel and entertainment expense reimbursements due from Ault Alliance, Inc., a former parent company, of approximately $21,000. There was nothing due to or from Ault Alliance, Inc. on December 31, 2023.

Semi Cab Inc [Member]
RELATED PARTY TRANSACTIONS

NOTE 15 – RELATED PARTY TRANSACTIONS

DUE TO/FROM RELATED PARTIES

During the years ended December 31, 2023 and 2022, the Company owed $712,000 and $385,000, respectively, to Ajesh Kapoor in the form of shareholder notes. see Note 6 – Credit Arrangements

On March 31, 2023, the Company had approximately $712,000 in principal plus accrued interest, due to Ajesh Kapoor, the founder and primary shareholder in SemiCab.